EARNINGS PER SHARE - Disclosure of detailed information about earnings per share (Details) - USD ($)	12 Months Ended			15 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
Earnings per share [abstract]
Net income (loss) for the year	$ (2,758,567)	$ (1,307,890)	$ 3,334,043	$ 3,334,043
Basic weighted average number of common shares outstanding	53,082,689	47,170,086	47,170,086
Effect on dilutive securities: Options	0	0	1,016,436
Diluted weighted average number of common shares outstanding	53,082,689	47,170,086	48,186,522
Basic income (loss) per share	$ (0.05)	$ (0.03)	$ 0.07
Diluted income (loss) per share	$ (0.05)	$ (0.03)	$ 0.07